BEACON SELECTIVE RISK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.9%
	EQUITY - 99.9%
22,709	Vanguard Communication Services ETF	$ 3,531,930
8,480	Vanguard Consumer Discretionary ETF	3,189,922
12,871	Vanguard Consumer Staples ETF	2,878,213
19,000	Vanguard Energy ETF	2,549,420
27,787	Vanguard Financials ETF	3,506,719
9,661	Vanguard Health Care ETF	2,630,111
11,569	Vanguard Industrials ETF	3,235,849
5,592	Vanguard Information Technology ETF	3,479,622
13,224	Vanguard Materials ETF	2,809,439
28,847	Vanguard Real Estate ETF	2,831,622
11,912	Vanguard Utilities ETF	2,133,558
		32,776,405

	TOTAL EXCHANGE-TRADED FUNDS (Cost $26,097,629)	32,776,405

	TOTAL INVESTMENTS - 99.9% (Cost $26,097,629)	$ 32,776,405
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	36,149
	NET ASSETS - 100.0%	$ 32,812,554

BEACON TACTICAL RISK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.3%
	EQUITY - 99.3%
17,992	Vanguard Communication Services ETF	$ 2,798,296
7,635	Vanguard Consumer Discretionary ETF	2,872,058
11,783	Vanguard Consumer Staples ETF	2,634,914
19,384	Vanguard Energy ETF	2,600,945
23,912	Vanguard Financials ETF	3,017,694
8,865	Vanguard Health Care ETF	2,413,408
10,339	Vanguard Industrials ETF	2,891,818
4,481	Vanguard Information Technology ETF	2,788,302
12,379	Vanguard Materials ETF	2,629,919
26,665	Vanguard Real Estate ETF	2,617,436
17,128	Vanguard Utilities ETF	3,067,797
		30,332,587

	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,112,505)	30,332,587

	TOTAL INVESTMENTS - 99.3% (Cost $25,112,505)	$ 30,332,587
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%	228,028
	NET ASSETS - 100.0%	$ 30,560,615